Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 420,000	$ 11,525,000	$ 16,009,000	$ 9,950,000
Less net loss from discontinued operations	171,000	2,842,000		6,609,000
Net income from continuing operations	249,000	8,683,000		3,341,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4,000	47,000		162,000
Non-cash lease expense	20,000	22,000		60,000
Gain on the sale of fixed assets and investment property		(33,000)		(41,000)
Share-based compensation	82,000	23,000		82,000
Amortization of debt discount	376,000
Gain on debt extinguishment (PPP loan forgiveness)	(910,000)
Cancellation of common stock
Deferred income taxes	1,469,000	(476,000)		(1,512,000)
Changes in operating assets and liabilities:
Deferred course expenses	875,000	3,086,000		(29,000)
Prepaid expenses and other receivable	481,000	8,603,000		921,000
Inventory	9,000	33,000		8,000
Other assets		24,000		(725,000)
Accounts payable-trade	(412,000)	166,000		(377,000)
Royalties payable	(11,000)	(15,000)		(61,000)
Accrued course expenses	(10,000)	(187,000)		(530,000)
Accrued salaries, wages and benefits	8,000	(379,000)		(121,000)
Operating lease liability	(20,000)	(15,000)		(61,000)
Other accrued expenses	(449,000)	(6,449,000)		(2,395,000)
Deferred revenue	(5,990,000)	(18,253,000)		1,646,000
Net cash (used in) provided by operating activities - continuing operations	(4,229,000)	(5,120,000)		368,000
Net cash used in operating activities - discontinued operations	(41,000)	43,000		(350,000)
Net cash (used in) provided by operating activities	(4,270,000)	(5,077,000)		18,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment				(192,000)
Proceeds from sale of investment property		370,000
Proceeds from sale of property and equipment				165,000
Net cash provided by investing activities - continuing operations		370,000		(27,000)
Net cash used in investing activities - discontinued operations				(8,000)
Net cash provided by (used in) investing activities		370,000		(35,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on debt	(8,000)	(500,000)		(402,000)
Proceeds from issuance of debt		2,900,000		395,000
Proceeds from borrowing Paycheck Protection Program loan	1,900,000
Proceeds from debentures including related parties	900,000
Net cash provided by (used in) financing activities - continuing operations	2,792,000	2,400,000		(7,000)
Net cash provided by financing activities - discontinued operations
Net cash provided by (used in) financing activities	2,792,000	2,400,000		(7,000)
Effect of exchange rate differences on cash	98,000	(771,000)		725,000
Net (decrease) increase in cash and cash equivalents and restricted cash	(1,380,000)	(3,078,000)		701,000
Cash and cash equivalents and restricted cash, beginning of period, including cash in discontinued operations	2,694,000	6,228,000	6,228,000
Cash and cash equivalents and restricted cash, end of period	1,314,000	3,150,000	2,694,000	6,228,000
Cash and cash equivalents and restricted cash, beginning of period	2,680,000	6,228,000	6,228,000	3,150,000
Cash and cash equivalents and restricted cash, end of period	1,314,000	6,228,000	2,680,000	6,228,000
Supplemental disclosures:
Cash paid during the period for interest		107,000		96,000
Cash paid during the period for income taxes, net of refunds received	(85,000)			15,000
Supplemental non-cash disclosures:
Supplemental non-cash amounts of lease liabilities arising from (decrease of lease liability due to cancellation of leases)/obtaining right-of-use assets		(34,000)		176,000
Common stock and warrants issued from conversion of senior convertible debenture – related party	355,000
Initial recognition of beneficial conversion feature for senior secured convertible debt	896,000
Note payable issued for insurance policy financing	26,000
Non-cash disposal of property
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income			16,009,000
Less net loss from discontinued operations
Net income from continuing operations			16,009,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			69,000
Non-cash lease expense			45,000
Gain on the sale of fixed assets and investment property			(1,735,000)
Share-based compensation			23,000
Cancellation of common stock			(11,000)
Deferred income taxes			418,000
Changes in operating assets and liabilities:
Deferred course expenses			4,941,000
Prepaid expenses and other receivable			710,000
Inventory			37,000
Other assets			49,000
Accounts payable-trade			589,000
Royalties payable			(29,000)
Accrued course expenses			(290,000)
Accrued salaries, wages and benefits			(386,000)
Operating lease liability			(41,000)
Other accrued expenses			4,157,000
Deferred revenue			(31,520,000)
Net cash (used in) provided by operating activities - continuing operations			(6,965,000)
Net cash used in operating activities - discontinued operations
Net cash (used in) provided by operating activities			(6,965,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment
Proceeds from sale of investment property			391,000
Proceeds from sale of property and equipment			2,500,000
Net cash provided by investing activities - continuing operations			2,891,000
Net cash used in investing activities - discontinued operations
Net cash provided by (used in) investing activities			2,891,000
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on debt			(1,500,000)
Proceeds from issuance of debt			2,900,000
Net cash provided by (used in) financing activities - continuing operations			1,400,000
Net cash provided by financing activities - discontinued operations
Net cash provided by (used in) financing activities			1,400,000
Effect of exchange rate differences on cash			(860,000)
Net (decrease) increase in cash and cash equivalents and restricted cash			(3,534,000)
Cash and cash equivalents and restricted cash, beginning of period	$ 2,694,000	$ 1,314,000	1,314,000
Cash and cash equivalents and restricted cash, end of period			2,694,000	$ 1,314,000
Supplemental disclosures:
Cash paid during the period for interest			214,000
Cash paid during the period for income taxes, net of refunds received
Supplemental non-cash disclosures:
Supplemental non-cash amounts of lease liabilities arising from (decrease of lease liability due to cancellation of leases)/obtaining right-of-use assets			(31,000)
Non-cash disposal of property			$ (363,000)